Provisions - Other information, provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Description of nature of obligation, other provisions	1) The Group recognized the estimated amount of compensation related to incomplete sales of Derivative Linked Fund (DLF) in 2019 and provisions for fines expected to be imposed by the Financial Services Commission as the best estimate of expenditure required to fulfil its current obligations at the end of the period. 2) The Group recognized provisions for estimated compensation amounts related to the prepayment arising from the delay in the redemption of funds and other related issues and the dispute settlement as the best estimate of the expenditure amounting to 246,422 million won and 259,168 million Won as of December 31, 2024 and 2025. In addition, the Group recognized provisions of KRW 781 million and KRW 2,847 million as of December 31, 2024 and 2025, respectively, for estimated compensation related to expected losses of customers who invested in equity-linked securities, as well as for fines and penalties expected to be imposed by the Financial Services Commission.
Asset recognised for expected reimbursement, other provisions	₩ 259,168	₩ 246,422
Expected reimbursement, other provisions	₩ 2,847	₩ 781